INTANGIBLE ASSETS, NET - Estimated amortization expense (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Estimated amortization expenses
Within 1 year	¥ 620,739
Between 1 and 2 years	257,349
Between 2 and 3 years	122,490
Between 3 and 4 years	115,973
Thereafter	570,425
Total	¥ 1,686,976